Faegre Drinker Biddle & Reath LLP

1500 K Street NW, Suite 1100

Washington, DC 20005

Telephone: (202) 230-5000

Facsimile: (202) 842-8465

www.faegredrinker.com

May 30, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cliffwater Enhanced Lending Fund (Registration Nos. 811-23630, 333-252528) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Post-Effective Amendment No. 4 (the “Amendment”) to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), and the applicable rules thereunder. The Amendment is being filed pursuant to paragraph (a) of Rule 486 under the 1933 Act to register a new class of shares of the Fund known as Class D Shares.

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective 60 days after filing.

Questions should be directed to me at (202) 230-5218.

Very truly yours,

/s/ Gwendolyn A. Williamson
Gwendolyn A. Williamson